UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 01682 )

Exact name of registrant as specified in charter: Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/06 (Unaudited)
COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and Defense (0.8%)
L-3 Communications Holdings, Inc. (S)	974,600	$79,624,820

Airlines (1.5%)
JetBlue Airways Corp. (NON) (S)	6,730,400	69,053,904
Southwest Airlines Co.	4,572,700	74,169,194
		143,223,098

Banking (3.1%)
Commerce Bancorp, Inc. (S)	4,915,200	198,279,168
Wells Fargo & Co.	1,478,100	101,530,689
		299,809,857

Biotechnology (3.7%)
Amgen, Inc. (NON) (S)	2,751,800	186,296,860
Biogen Idec, Inc. (NON) (S)	1,491,200	66,880,320
Genentech, Inc. (NON)	1,347,600	107,417,196
MedImmune, Inc. (NON)	7,731	243,295
		360,837,671

Broadcasting (0.7%)
XM Satellite Radio Holdings, Inc. Class A (NON)	3,493,100	70,630,482

Building Materials (0.5%)
Sherwin-Williams Co. (The)	966,500	49,233,510

Cable Television (1.0%)
Comcast Corp. Class A (Special) (NON) (S)	3,057,200	94,253,476

Commercial and Consumer Services (0.5%)
Paychex, Inc. (S)	1,268,400	51,230,676

Communications Equipment (5.7%)
Cisco Systems, Inc. (NON)	12,075,800	252,988,010
Corning, Inc. (NON)	4,300,300	118,817,289
F5 Networks, Inc. (NON)	5,700	333,792
Juniper Networks, Inc. (NON)	23,500	434,280
Qualcomm, Inc. (S) (SEG)	3,407,700	174,951,318
		547,524,689

Computers (6.6%)
Apple Computer, Inc. (NON) (SEG)	3,113,200	219,138,148
Dell, Inc. (NON)	9,842,300	257,868,260
EMC Corp. (NON)	12,125,400	163,814,154
Seagate Technology (Cayman Islands) (NON) (S)	13,700	363,872
		641,184,434

Conglomerates (0.7%)
Danaher Corp.	1,110,400	71,187,744

Consumer Finance (4.0%)
Capital One Financial Corp.	2,112,500	183,027,000
Countrywide Financial Corp. (S)	5,034,300	204,694,638
		387,721,638

Consumer Goods (1.1%)
Procter & Gamble Co. (The)	1,758,000	102,333,180

Consumer Services (0.4%)
Getty Images, Inc. (NON) (S)	620,300	39,705,403

Electronics (2.9%)
Agilent Technologies, Inc. (NON)	19,900	764,558
Analog Devices, Inc.	1,443,700	54,745,104
Freescale Semiconductor, Inc. Class B (NON)	1,302,800	41,259,676
Intel Corp.	37,100	741,258
Maxim Integrated Products, Inc.	17,400	613,524
Microchip Technology, Inc.	1,648,900	61,438,014
Micron Technology, Inc. (NON) (S)	43,000	729,710
Motorola, Inc.	3,900	83,265

Texas Instruments, Inc. (S)	3,516,200	122,047,302
		282,422,411

Financial (2.5%)
American Express Co.	3,067,600	165,067,556
Chicago Mercantile Exchange Holdings, Inc. (The) (S)	156,900	71,860,200
		236,927,756

Food (0.5%)
Wrigley (Wm.) Jr. Co.	859,530	40,458,077
Wrigley (Wm.) Jr. Co. Class B	189,732	8,936,377
		49,394,454

Health Care Services (6.2%)
AmerisourceBergen Corp.	221,401	9,553,453
Cardinal Health, Inc.	1,037,100	69,848,685
Express Scripts, Inc. (NON)	769,500	60,128,730
HCA, Inc. (S)	1,680,500	73,757,145
Lincare Holdings, Inc. (NON) (S)	893,800	35,331,914
Medco Health Solutions, Inc. (NON)	1,085,300	57,770,519
UnitedHealth Group, Inc.	3,632,000	180,655,680
WellPoint, Inc. (NON)	1,528,700	108,537,700
		595,583,826

Homebuilding (1.9%)
Lennar Corp. (S)	931,400	51,161,802
NVR, Inc. (NON) (S)	170,200	128,501,000
		179,662,802

Insurance (2.8%)
American International Group, Inc.	2,301,500	150,172,875
Berkshire Hathaway, Inc. Class B (NON)	11,500	33,948,000
Everest Re Group, Ltd. (Barbados)	955,200	86,923,200
		271,044,075

Investment Banking/Brokerage (2.3%)
Bear Stearns Cos., Inc. (The) (S)	915,200	130,425,152
T. Rowe Price Group, Inc. (S)	1,062,900	89,485,551
		219,910,703

Leisure (0.7%)
Brunswick Corp.	10,800	423,576
Harley-Davidson, Inc. (S)	1,407,299	71,547,081
		71,970,657

Lodging/Tourism (2.3%)
Las Vegas Sands Corp. (NON) (S)	2,060,700	133,553,967
Royal Caribbean Cruises, Ltd.	2,240,600	93,634,674
		227,188,641

Machinery (2.6%)
Caterpillar, Inc. (S)	2,472,900	187,297,446
Parker-Hannifin Corp.	794,800	64,418,540
		251,715,986

Manufacturing (1.0%)
Illinois Tool Works, Inc. (S)	916,000	94,073,200

Medical Technology (5.0%)
Becton, Dickinson and Co.	1,058,700	66,740,448
Boston Scientific Corp. (NON)	4,396,600	102,176,984
Medtronic, Inc. (S)	2,945,200	147,613,424
Nobel Biocare Holding AG (Switzerland)	286,454	70,611,349
St. Jude Medical, Inc. (NON)	2,319,300	91,565,964
		478,708,169

Metals (0.8%)
Phelps Dodge Corp.	940,500	81,061,695

Oil & Gas (4.2%)
Apache Corp. (S)	1,222,700	86,860,608
Canadian Natural Resources, Ltd. (Canada) (S)	1,021,600	61,500,320
EOG Resources, Inc. (S)	1,013,600	71,185,128
Hugoton Royalty Trust	70,858	1,959,224
Marathon Oil Corp.	815,000	64,678,400
Valero Energy Corp.	1,047,800	67,834,572
XTO Energy, Inc. (S)	1,188,900	50,349,915

		404,368,167

Pharmaceuticals (2.9%)
Barr Pharmaceuticals, Inc. (NON)	85,670	5,187,319
Johnson & Johnson (S)	4,627,000	271,188,469
		276,375,788

Power Producers (0.7%)
AES Corp. (The) (NON) (S)	3,944,900	66,944,953

Publishing (1.2%)
McGraw-Hill Cos., Inc. (The)	2,044,400	113,791,304
R. R. Donnelley & Sons Co.	20,000	673,800
		114,465,104

Restaurants (2.3%)
Starbucks Corp. (NON) (S)	2,493,900	92,947,653
Yum! Brands, Inc.	2,493,800	128,879,584
		221,827,237

Retail (10.9%)
Abercrombie & Fitch Co. Class A (S)	1,280,800	77,782,984
Bed Bath & Beyond, Inc. (NON)	1,499,200	57,494,320
Best Buy Co., Inc.	1,193,300	67,612,378
Coach, Inc. (NON)	1,961,700	64,775,334
Costco Wholesale Corp. (S)	989,100	53,836,713
CVS Corp.	1,166,400	34,665,408
Home Depot, Inc. (The)	5,489,000	219,175,770
Lowe's Cos., Inc. (S)	3,055,200	192,630,360
Michaels Stores, Inc.	12,500	472,875
Sears Holdings Corp. (NON) (S)	6,400	919,616
Staples, Inc.	7,763,700	205,039,317
Whole Foods Market, Inc. (S)	1,299,800	79,781,724
		1,054,186,799

Semiconductor (1.6%)
Applied Materials, Inc.	5,895,000	105,815,250
Lam Research Corp. (NON)	987,500	48,269,000
		154,084,250

Software (4.3%)
Adobe Systems, Inc. (NON)	2,696,400	105,698,880
Autodesk, Inc. (NON)	2,684,900	112,873,196
McAfee, Inc. (NON)	2,544,000	66,372,960
Microsoft Corp.	62,400	1,506,960
Oracle Corp. (NON)	4,337,300	63,281,207
Red Hat, Inc. (NON) (S)	2,273,800	66,826,982
Symantec Corp. (NON)	31,400	514,332
		417,074,517

Technology Services (7.7%)
Accenture, Ltd. Class A (Bermuda) (S)	1,773,600	51,558,552
eBay, Inc. (NON)	5,943,500	204,515,835
Fair Isaac Corp. (S)	1,381,600	51,271,176
Google, Inc. Class A (NON)	429,830	179,643,150
VeriSign, Inc. (NON) (S)	2,535,100	59,625,552
Yahoo!, Inc. (NON)	5,905,100	193,569,178
		740,183,443

Telecommunications (0.8%)
Sprint Nextel Corp.	3,248,200	80,555,360

Tobacco (--%)
Altria Group, Inc.	17,600	1,287,616

Transportation Services (1.2%)
United Parcel Service, Inc. Class B	1,465,700	118,824,299

Total common stocks (cost $8,844,825,025)		$9,628,342,586

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal amount	Value

Interest in $450,000,000 joint tri-party repurchase
agreement dated April 28, 2006 with UBS Securities,
LLC due May 1, 2006 with respect to various U.S.
Government obligations -- maturity value of
$48,874,420 for an effective yield of 4.77%
(collateralized by Fannie Mae securities with a yield
of 6.00% due December 1, 2017 and Freddie Mac

securities with yields ranging from 3.50% to 12.00%
and due dates ranging from July 1, 2006 to
April 1, 2036 valued at $459,000,464)	$48,855,000	$48,855,000
Short-term investments held as collateral for loaned
securities with yields ranging from 4.70% to 5.01% and
due dates ranging from May 1, 2006 to June 2, 2006 (d)	433,987,552	433,477,521

Total short-term investments (cost $482,332,521)		$482,332,521

TOTAL INVESTMENTS

Total investments (cost $9,327,157,546) (b)		$10,110,675,107

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Mini Index (Long)	230	$7,870,600	Jun-06	($24,445)
S&P 500 Index (Long)	103	33,884,425	Jun-06	116,553

Total				$92,108

NOTES

(a) Percentages indicated are based on net assets of $9,667,183,085.

(b) The aggregate identified cost on a tax basis is $9,382,485,885, resulting in gross unrealized appreciation and depreciation of $1,043,949,694 and $315,760,472, respectively, or net unrealized appreciation of $728,189,222.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $422,162,314. The fund received cash collateral of $433,477,521, which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,049,452 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,115,984,762 and $1,156,815,748, respectively.

At April 30, 2006, liquid assets totaling $41,746,224 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006